GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.5 - Schedule 8

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	XXX		XXX	Borrower 1 FTHB	the1003Page	false	true